Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000198375 | Home Depot, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	10.60%
C000198375 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000198375 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000198375 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000198375 | TJX Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000198375 | Lowe's Cos., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.80%
C000198375 | O'Reilly Automotive, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198375 | Ross Stores, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198375 | Chipotle Mexican Grill, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198375 | Starbucks Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198375 | Specialty Retail
Holdings [Line Items]
Percent of Total Investments	38.20%
C000198375 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	22.50%
C000198375 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	13.70%
C000198375 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198375 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198375 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198375 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198375 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198375 | Entertainment
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198375 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198375 | Other Industries
Holdings [Line Items]
Percent of Total Investments	6.40%
C000198380 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198380 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	11.20%
C000198380 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	10.50%
C000198380 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.80%
C000198380 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198380 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198380 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198380 | International Business Machines Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198380 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198380 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198380 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198380 | Other Industries
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198380 | Software
Holdings [Line Items]
Percent of Total Investments	32.40%
C000198380 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	26.80%
C000198380 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198380 | IT Services
Holdings [Line Items]
Percent of Total Investments	6.90%
C000198380 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198380 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198380 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198380 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198380 | Professional Services
Holdings [Line Items]
Percent of Total Investments	1.50%